Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities - Current Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Accruals and deferrals	€ 2,011	€ 1,463
Employee tax liabilities (wage and church tax)	372	146
Tax liabilities (VAT taxes and interest)	109	80
Other current liabilities	€ 2,492	€ 1,689